Note Payable (Details Narrative) $ / shares in Units, € in Thousands, $ in Thousands													1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	May 14, 2021 USD ($)	Aug. 10, 2020 USD ($)	May 28, 2020 USD ($)	May 15, 2020 USD ($)	May 11, 2020 USD ($)	Apr. 23, 2020 USD ($) $ / shares	Apr. 21, 2020 USD ($) shares	Apr. 02, 2020 USD ($) $ / shares	Mar. 19, 2020 USD ($) $ / shares shares	Mar. 11, 2020 USD ($)	Feb. 17, 2020 EUR (€) shares	Apr. 02, 2018 USD ($)	Jun. 08, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($) $ / shares	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Jul. 04, 2020 USD ($)	Jun. 15, 2020 USD ($)	Apr. 28, 2020 $ / shares	Apr. 30, 2018 USD ($)
Accrued interest														$ 500				$ 500		$ 300
Debt face amount														10,050				10,050
Gain on extinguishment of debt																		(11,919)
Original issue discount														2,650				2,650
Warrants exercise price per share | $ / shares						$ 9.00		$ 7.74
Fair value of warrants													$ 26,800	(18)		(1,124)		(3)	(3,601)
Value of common stock shares issued															$ 2,297	422	$ 1,778
Loss on issuance of notes, bonds and warrants														(602)				(24,655)
Issuance of convertible preferred stock to settle convertible notes						$ 400		$ 1,100,000
Current liability eflect amount														308,108				308,108		$ 67,442
Credit Agreement [Member] | Subsequent Event [Member]
Outstanding credit facility
Note Purchase Agreement [Member]
Number of common stock issued, shares | shares									900,000
Share issued price per share | $ / shares															$ 8.35								$ 10.00
Value of common stock shares issued									$ 7,500
Issuance of convertible preferred stock to settle convertible notes														1,700				1,500
Amendment to Note Purchase Agreement [Member]
Sale of common stock, shares | shares							900,000
Equity Financing Company [Member]
Proceeds from loans																		5,000
Term loan outstanding	$ 1,600
Remeasurement USD [Member]
Gain on extinguishment of debt														1
Senior Secured Promissory Notes [Member] | Note Purchase Agreement [Member]
Debt interest rate									17.39%
Debt instrument, maturity date									Jul. 17, 2020
Debt face amount									$ 10,100
Proceeds from notes payable									7,400
Original issue discount									2,700
Loss on issuance of notes, bonds and warrants									$ 12,900
FB Loan [Member] | Note Purchase Agreement [Member]
Warrants to purchase common stock | shares									3,269,231
Warrants exercise price per share | $ / shares									$ 5.00
Number of common stock issued, shares | shares									900,000
Fair value of warrants									$ 15,600
Share issued price per share | $ / shares									$ 8.15
Value of common stock shares issued									$ 7,300
Repayment of notes			$ 7,500
Sale of capital stock for consideration					$ 7,500
Debt financing percentage					100.00%
Remaining balance			$ 2,600
Loan [Member] | Paycheck Protection Program Loan [Member] | JPMorgan Chase Bank [Member]
Debt face amount							$ 4,700
Note Payable [Member] | Paycheck Protection Program Loan [Member]
Debt interest rate							0.98%
Forgiveness Loan [Member] | Paycheck Protection Program Loan [Member] | SBA [Member]
Debt face amount														4,700				4,700
Within Twelve Months [Member] | Paycheck Protection Program Loan [Member] | SBA [Member]
Current liability eflect amount														1,900				1,900
FBNK Finance SarL [Member]
Debt interest rate											4.50%
Debt instrument, maturity date											Feb. 15, 2023
Debt face amount														56,100				$ 56,100
Debt instrument nominal, shares | shares											5,000
Debt instrument redemption rate											100.00%
Gain on extinguishment of debt															$ 11,100
FBNK Finance SarL [Member] | EUR [Member]
Debt face amount | €											€ 50,000
Debt instrument nominal value | €											€ 10,000
HLEE Finance S.a.r.l [Member] | Credit Agreement [Member]
Line of credit permit indebtedness										$ 50,000
Proceeds from loans										$ 250
Fubo Tv [Member] | Senior Secured Promissory Notes [Member] | Note Purchase Agreement [Member]
Original issue discount									$ 2,650
Fundigo LLC [Member] | Revenue Participation Agreement [Member ] | Purchase Price [Member]
Debt interest rate				145.00%
Debt face amount				$ 10,000
Proceeds from loans				9,500
Original issue discount				500
Fundigo LLC [Member] | Revenue Participation Agreement [Member ] | Revenue Purchased Amount [Member]
Debt face amount																						$ 12,000
Repayment of notes				$ 14,500
Fundigo LLC [Member] | Revenue Participation Agreement [Member ] | Subsequent Event [Member] | Revenue Purchased Amount [Member]
Debt face amount																					$ 13,000
Fundigo LLC [Member] | Provision Agreement [Member] | Revenue Purchased Amount [Member]
Debt instrument, maturity date																		Jul. 06, 2020
Accrued interest														2,700				$ 2,700
Term loan outstanding																		$ 9,100
Century Venture SA [Member] | Loan Agreement [Member]
Debt interest rate				8.00%
Working capital				$ 1,600
Secured Term Loan [Member] | London Interbank Offered Rate [Member]
Debt interest rate																								5.25%
Secured Term Loan [Member] | AMC Networks Ventures, LLC [Member]
Debt instrument, maturity date																		Apr. 06, 2023
Debt face amount																								$ 25,000
Proceeds from loans												$ 23,800
Proceeds from notes payable														1,300
Term loan outstanding																		$ 22,500
Note Payable [Member] | Evolution AI Corporation [Member]
Debt interest rate																				10.00%
Debt instrument, maturity date																				Oct. 01, 2018
Accrued interest																				$ 1,600
Number of shares acquired | shares																				15,000,000
Note Payable [Member] | Evolution AI Corporation [Member] | Series X Convertible Preferred Stock [Member]
Conversion of Convertible Preferred Stock | shares																				10,000,000
Interest And Penalties [Member] | Evolution AI Corporation [Member]
Accrued interest														$ 4,300				$ 4,300